Label	Element	Value
Invesco U.S. Small Cap Enhanced ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Invesco U.S. Small Cap Enhanced ETF (the “Fund”) seeks to provide capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. small-capitalization companies, and in derivatives and other instruments that have economic characteristics similar to such securities (the “80% investment policy”). For purposes of the 80% investment policy, the Fund considers a company to be a U.S. company if (i) its principal securities trading market (i.e., a stock exchange or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in, the U.S.; or (iv) its “country of risk” is the U.S. as determined by a third party financial data provider. In addition, for purposes of the 80% investment policy, the Fund considers a small-capitalization company to be one that has a market capitalization within the range of market capitalizations included in the Russell 2000 Index, an index representing the small-capitalization segment of the U.S. equity market (the “Benchmark”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. A company’s “market capitalization” is the value of its outstanding stock. The equity securities in which the Fund will invest include common stocks, preferred stocks, warrants (received only as a result of corporate actions), tracking stocks (i.e., a special stock offering issued by a company which tracks the financial performance of a particular segment or division of that company), and depositary receipts.
In identifying and selecting investment opportunities for the Fund, the portfolio managers primarily rely on evaluations of a company’s fundamentals, scoring companies using a systematic and proprietary process. The portfolio managers review companies in the investment universe on a company-by-company basis, which includes a fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development and competitive position in its industry, among other considerations. This proprietary evaluation process is designed to select companies that represent a mix of industries approximating the industry exposure of the Benchmark; this may, at times, result in the Fund having substantial exposure to a particular industry. The Fund will not invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except that if any industry or group of industries accounts for more than 20% of the Benchmark, then the Fund may invest up to 35% of its assets in that industry or group of industries.
The portfolio managers next evaluate the companies selected for inclusion in the portfolio in accordance with a proprietary multi-factor quantitative investment process, which reviews each such company for value, momentum and quality investment factors, as described below, to seek to “enhance” the Fund’s risk-adjusted returns as compared to the Benchmark.
■
Value: This investment factor aims to capture the potential outperformance of companies that are perceived to be “inexpensive” relative to sector or market averages.
■
Momentum: This investment factor aims to capture the potential continued outperformance of those companies whose historical share price performance, earnings growth or other indicators have exceeded sector or market averages.
■
Quality: This investment factor aims to capture the potential outperformance of companies that demonstrate a strong balance sheet and other indicators of sound financial management relative to sector or market averages.
The portfolio managers use this proprietary multi-factor investment process to rank the companies selected for the portfolio according to their attractiveness with respect to each of the above-mentioned factors, and then look to give greater weightings to companies with the highest value, momentum and quality rankings and conversely, lower weightings for companies with lower rankings. The process uses an equal-risk contribution (“ERC”) weighting scheme, which assigns weights to each factor, so that each factor contributes a generally equal weight to the portfolio’s overall risk profile. Applying an ERC weighting scheme is different from an equal weighting scheme because ERC weighting seeks to ensure broad factor diversification at any point in time; it aims to diversify risk by reducing exposure to a single factor. Therefore, the resulting portfolio of selected companies does not reflect an equal weighting of the value, momentum, and quality factors, but rather reflects an adjusted weighting that, in the portfolio managers’ view, reflects equal contribution to the portfolio’s overall risk profile from each such factor.
The Fund is actively managed and seeks to exceed the performance of the Benchmark. While the Fund will hold a number of the same constituents as the Benchmark, the Fund may also hold securities that are not constituents of the Benchmark. The number of securities held by the Fund will generally be significantly less than the number of constituents of the Benchmark. Therefore, it is expected that the composition of the Fund will vary significantly from that of the Benchmark.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	For purposes of the 80% investment policy, the Fund considers a company to be a U.S. company if (i) its principal securities trading market (i.e., a stock exchange or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in, the U.S.; or (iv) its “country of risk” is the U.S. as determined by a third party financial data provider. In addition, for purposes of the 80% investment policy, the Fund considers a small-capitalization company to be one that has a market capitalization within the range of market capitalizations included in the Russell 2000 Index, an index representing the small-capitalization segment of the U.S. equity market (the “Benchmark”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.The equity securities in which the Fund will invest include common stocks, preferred stocks, warrants (received only as a result of corporate actions), tracking stocks (i.e., a special stock offering issued by a company which tracks the financial performance of a particular segment or division of that company), and depositary receipts.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	In identifying and selecting investment opportunities for the Fund, the portfolio managers primarily rely on evaluations of a company’s fundamentals, scoring companies using a systematic and proprietary process. The portfolio managers review companies in the investment universe on a company-by-company basis, which includes a fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development and competitive position in its industry, among other considerations. This proprietary evaluation process is designed to select companies that represent a mix of industries approximating the industry exposure of the Benchmark; this may, at times, result in the Fund having substantial exposure to a particular industry. The Fund will not invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries, except that if any industry or group of industries accounts for more than 20% of the Benchmark, then the Fund may invest up to 35% of its assets in that industry or group of industries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. small-capitalization companies, and in derivatives and other instruments that have economic characteristics similar to such securities (the “80% investment policy”).
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Invesco U.S. Small Cap Enhanced ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco U.S. Small Cap Enhanced ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”). Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco U.S. Small Cap Enhanced ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the portfolio managers apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Invesco U.S. Small Cap Enhanced ETF | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Invesco U.S. Small Cap Enhanced ETF | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile than those of more established companies. Stocks of small-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, may have more limited product lines and markets, may have less experienced management, may depend on a small number of essential personnel and may have fewer financial resources than larger companies. Securities of small-capitalization companies may be more thinly traded (that is, less liquid) than those of more established companies, making it difficult to buy and sell them at an acceptable price and a desirable time. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.

Invesco U.S. Small Cap Enhanced ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Preferred Securities Risk. There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Invesco U.S. Small Cap Enhanced ETF | Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Warrants Risk. Warrants may be purchased directly or acquired as part of other securities. The price of a warrant does not necessarily move parallel to the price of the underlying security. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for warrants may be very limited, and it may be difficult to sell them promptly at an acceptable price.

Invesco U.S. Small Cap Enhanced ETF | Tracking Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tracking Stock Risk. Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. Therefore, tracking stock may decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company’s common stock.

Invesco U.S. Small Cap Enhanced ETF | ADR and GDR Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ADR and GDR Risk. American Depositary Receipts (“ADRs”) are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. Global Depositary Receipts (“GDRs”) are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Invesco U.S. Small Cap Enhanced ETF | Industry Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Focus Risk. In pursuing its investment strategy, the Fund may invest to a significant degree in securities of issuers operating in a single industry or industry group. In so doing, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Invesco U.S. Small Cap Enhanced ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Invesco U.S. Small Cap Enhanced ETF | Quality Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Quality Investing Risk. The quality style of investing is subject to the risk that securities that have previously been identified with quality characteristics may not continue to be quality companies and that the returns of such securities may be less than returns on other styles of investing or the overall stock market.

Invesco U.S. Small Cap Enhanced ETF | Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that their valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.

Invesco U.S. Small Cap Enhanced ETF | Momentum Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than the returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Invesco U.S. Small Cap Enhanced ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of the Fund’s securities to decline.

Invesco U.S. Small Cap Enhanced ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Fixed income securities are often valued assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available or deemed non-representative of fair value for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco U.S. Small Cap Enhanced ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Invesco U.S. Small Cap Enhanced ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, periods of high volatility, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Invesco U.S. Small Cap Enhanced ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund, its investment adviser, Invesco Capital Management LLC (the “Adviser”), and its sub-advisers, Invesco Advisers, Inc. (“IAI”) and Invesco Management S.A. (“IMSA”) (each of IAI and IMSA is a “Sub-Adviser” and collectively, the “Sub-Advisers”) seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Invesco U.S. Small Cap Enhanced ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Invesco U.S. Small Cap Enhanced ETF | Invesco U.S. Small Cap Enhanced ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 84

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.